Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 2, 2011
Registrant Name	dei_EntityRegistrantName	Prudential Series Fund -1F
Central Index Key	dei_EntityCentralIndexKey	0000711175
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 2, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 2, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

The Prudential Series Fund

Supplement dated May 2, 2011 to Prospectuses, each dated May 1, 2011

This Supplement sets forth certain changes to the Prospectuses of The Prudential Series Fund (the Fund), dated May 1, 2011 (the Prospectus). The Portfolio discussed in this Supplement may not be available under your variable annuity contract or variable life insurance policy. For more information about the Portfolios available under your variable annuity contract or variable life insurance policy, please refer to your variable insurance product prospectus. The following should be read in conjunction with the relevant Prospectus and should be retained for future reference.

I.	SUMMARY: VALUE PORTFOLIO - PORTFOLIO FEES AND EXPENSES

The "Annual Portfolio Operating Expenses" table is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I Shares	Class II Shares
Management Fees	.40%	.40%
+Distribution (12b-1) Fees	None	.25%
+Administration Fees	None	.15%
+Other Expenses	.04%	.04%
+Acquired Fund (Portfolio) Fees and Expenses	-	-
=Total Annual Fund Operating Expenses	.44%	.84%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Prudential Series Fund -1F
Prospectus Date	rr_ProspectusDate	May 1, 2011
VALUE PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik000711175_SupplementTextBlock

The Prudential Series Fund

Supplement dated May 2, 2011 to Prospectuses, each dated May 1, 2011

This Supplement sets forth certain changes to the Prospectuses of The Prudential Series Fund (the Fund), dated May 1, 2011 (the Prospectus). The Portfolio discussed in this Supplement may not be available under your variable annuity contract or variable life insurance policy. For more information about the Portfolios available under your variable annuity contract or variable life insurance policy, please refer to your variable insurance product prospectus. The following should be read in conjunction with the relevant Prospectus and should be retained for future reference.

I.	SUMMARY: VALUE PORTFOLIO - PORTFOLIO FEES AND EXPENSES

The "Annual Portfolio Operating Expenses" table is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I Shares	Class II Shares
Management Fees	.40%	.40%
+Distribution (12b-1) Fees	None	.25%
+Administration Fees	None	.15%
+Other Expenses	.04%	.04%
+Acquired Fund (Portfolio) Fees and Expenses	-	-
=Total Annual Fund Operating Expenses	.44%	.84%

VALUE PORTFOLIO | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
+ Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Administration Fees	rr_Component1OtherExpensesOverAssets	none
+ Other Expenses	rr_OtherExpensesOverAssets	0.04%
+ Acquired Fund (Portfolio) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets
= Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.44%
VALUE PORTFOLIO | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
+ Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
+ Administration Fees	rr_Component1OtherExpensesOverAssets	0.15%
+ Other Expenses	rr_OtherExpensesOverAssets	0.04%
+ Acquired Fund (Portfolio) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets
= Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011